CORPORATE INFORMATION (Details Narrative) $ / shares in Units, $ in Thousands		Aug. 27, 2025 JPY (¥)	May 31, 2025 JPY (¥) shares	Sep. 12, 2024 $ / shares	Aug. 27, 2025 $ / shares	Aug. 27, 2025 JPY (¥) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 JPY (¥) shares	Apr. 30, 2025 $ / shares shares	Sep. 12, 2024 JPY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 JPY (¥) shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Authorized shares capital | ¥										¥ 500,000,000
Number of shares authorised										500,000,000
Par value | $ / shares				$ 0.001					$ 0.001
Number of shares issued									1,000,000
Ordinary shares voting rights, description				Each holder of ordinary shares is entitled to one vote per ordinary share and each holder of Series A Preferred Share is entitled to 25 votes per one Series A Preferred Share.
Reverse stock split			1-to-50
Authorized share capital description			the authorized share capital of the Company was changed to US$500,000 divided into (i) 22,500,000,000 ordinary shares of par value of US$0.00002 each and (ii) 2,500,000,000 Series A Preferred Shares of par value of US$0.00002 each. Concurrently, the shareholders surrendered in an aggregate of 1,250,000 shares.
Number of shares issued	[1]						$ 1	¥ 157,000				¥ 157,000
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares					$ 0.00002
Share price | $ / shares					$ 4.00
Gross Proceed | ¥		¥ 7,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised							22,500,000,000	22,500,000,000		22,500,000,000		22,500,000,000
Par value | $ / shares				$ 0.00002			$ 0.00002				$ 0.00002
Number of shares issued							48,750,000	48,750,000				48,750,000
Number of shares issued							48,750,000	48,750,000				48,750,000
Ordinary shares [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						1,525,000
Number of shares issued | ¥						¥ 1,067,500
Number of shares issued | ¥						¥ 457,500
Offering expenses | ¥		¥ 2,700,000
Preference shares [member] | Mr. Otsuki [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							48,750,000	48,750,000
Preferred share [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							2,000,000	2,000,000
TryHard Japan Co Ltd [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage									100.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										450,000,000
Number of shares issued	[2]						48,750,000,000	48,750,000,000				48,750,000,000	48,750,000,000
Series A preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised										2,500,000,000
Par value | $ / shares				$ 0.00002
Number of shares issued										50,000,000
Number of shares issued	[2]						2,000,000,000	2,000,000,000				2,000,000,000	2,000,000,000	2,000,000,000
Preference shares [member] | Mr. Otsuki [member]
IfrsStatementLineItems [Line Items]
Cash consideration | ¥			¥ 40,000

[1]	Retrospectively restated for effect of share recapitalization (Note 1)
[2]	Retrospectively restated for effect of share recapitalization (Note 1)